FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Additional Information (Details) $ in Millions, $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended		31 Months Ended
	Nov. 23, 2020 USD ($)	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2020	Dec. 16, 2019 USD ($)	Apr. 17, 2019 USD ($)
Disclosure of financial liabilities [line items]
Borrowings, interest rate									7.00%
Borrowings			$ 6,288.7	$ 6,166.1	$ 7,625.1	$ 6,166.1
Fair value movements on cash flow hedges, net of tax		$ 3.8	(33.5)	1.8	61.2
Cost
Disclosure of financial liabilities [line items]
Borrowings				$ 6,107.6	7,675.7	$ 6,107.6
5.625% USD senior unsecured notes ("5.625% 2022 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				5.625%		5.625%	5.625%
Borrowings					454.6
5.375% USD senior unsecured notes ("5.375% 2023 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				5.375%		5.375%	5.375%
Borrowings					519.5
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				4.25%		4.25%	4.25%
Borrowings				$ 636.6		$ 636.6
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				3.75%		3.75%	3.75%
Borrowings				$ 954.9		$ 954.9
7.000% USD senior unsecured notes ("7.000% 2026 Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate									7.00%
Notional amount							$ 400.0		$ 275.0
7.000% USD senior unsecured notes ("7.000% 2026 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				7.00%		7.00%	7.00%
Borrowings					876.7
5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate									5.125%
Notional amount									$ 500.0
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				5.125%		5.125%	5.125%
Borrowings				$ 636.6	649.4	$ 636.6
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate										8.50%
Notional amount										$ 600.0
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				8.50%		8.50%	8.50%
Borrowings				$ 458.4	779.3	$ 458.4
4.000% senior unsecured notes, ("4.000% 2028 Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				4.00%		4.00%	4.00%
Redemption Amount	$ 405.0
Borrowings				$ 636.6		$ 636.6
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") | Cost
Disclosure of financial liabilities [line items]
Borrowings, interest rate				3.50%		3.50%	3.50%	3.50%
Borrowings				$ 954.9		$ 954.9
Revolving credit facility
Disclosure of financial liabilities [line items]
Non-current debt instruments issued				628.0		628.0
Revolving credit facility | Cost
Disclosure of financial liabilities [line items]
Borrowings				148.8		148.8
Swingline facility
Disclosure of financial liabilities [line items]
Non-current debt instruments issued							$ 40.0
Borrowings				$ 148.8	$ 0.0	$ 148.8
Interest rate risk | Fixed | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage				70.20%	56.40%	70.20%	70.20%
Interest rate risk | Floating | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage				29.80%	43.60%	29.80%	29.80%
Reasonably possible change in risk variable, impact on pre-tax earnings		$ 15.6	$ 21.9	$ 0.0	$ 33.5
Commodity price risk [member] | Diesel Fuel Commodity Contracts [Member]
Disclosure of financial liabilities [line items]
Current derivative financial liabilities				3.7	0.6	$ 3.7
Losses on change in fair value of derivatives				$ 1.8	$ 1.0	$ 2.8
Currency risk | Term Loan Effective May 31, 2025
Disclosure of financial liabilities [line items]
Fixed interest rate paid				9.312		9.312	9.312
Fixed interest rate received				9.875		9.875	9.875
Notional amount paid				$ 648.8		$ 648.8
Notional amount received							$ 500.0
Currency risk | Currency swap | Term Loan Effective May 31, 2025
Disclosure of financial liabilities [line items]
Notional amount paid				$ 500.8		$ 500.8
Notional amount received							386.0
Notional amount							$ 450.0